Long-Term Debt (Detail) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Total long-term debt	€ 143,924	€ 144,485
Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	62,926	63,446
Floating rate	15,657	18,182
Other	53,682	53,960
Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	9,839	7,191
Floating rate	1,526	1,412
Other	€ 293	€ 293